Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000169568 | 47233W109 | Jefferies Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169568 | 25961D105 | Douglas Elliman, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169568 | 399909100 | Grupo Financiero Galicia S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169568 | G27358103 | Despegar.com Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169568 | 2285441 | Dundee Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169568 | 6267359 | Hong Kong Exchanges & Clearing Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169568 | 962879102 | Wheaton Precious Metals Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000169568 | 0408284 | Standard Chartered PLC
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169568 | B4Y2RV9 | Enerflex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169568 | BHNCRK0 | ESR Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169568 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000169568 | India
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169568 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169568 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169568 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000169568 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169568 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000169568 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000169568 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000169568 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000169568 | Canada
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000169568 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169568 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169568 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169568 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169568 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169568 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000169568 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000169568 | Materials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000169568 | Financials
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000169568 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	97.30%
C000169568 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.60%
C000169569 | 47233W109 | Jefferies Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169569 | 25961D105 | Douglas Elliman, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169569 | 399909100 | Grupo Financiero Galicia S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169569 | G27358103 | Despegar.com Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169569 | 2285441 | Dundee Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169569 | 6267359 | Hong Kong Exchanges & Clearing Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169569 | 962879102 | Wheaton Precious Metals Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000169569 | 0408284 | Standard Chartered PLC
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169569 | B4Y2RV9 | Enerflex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169569 | BHNCRK0 | ESR Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169569 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000169569 | India
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169569 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169569 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169569 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000169569 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169569 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000169569 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000169569 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000169569 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000169569 | Canada
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000169569 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169569 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169569 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169569 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169569 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169569 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000169569 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000169569 | Materials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000169569 | Financials
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000169569 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	97.30%
C000169569 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.60%